Related-party transactions (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2018:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
Purchase of products	Rs.	26,057.0	Rs.	—	Rs.	31,631.0	Rs.	1,713.0	Rs.	59,401.0	US$	911.4
Sale of products		2,016.0		60,082.1		5,454.9		7,091.0		74,644.0		1,145.3
Services received		89.0		5,500.9		1.6		17,353.0		22,944.5		352.0
Services rendered		190.0		12,077.2		43.4		241.0		12,551.6		192.6
Acceptances		—		—		—		41,350.3		41,350.3		634.5
Purchase of property, plant and equipment		624.0		—		—		2.0		626.0		9.6
Purchase of investments		—		25.0		—		—		25.0		0.4
Interest (income)/expense, dividend (income)/paid, (net)		(95.0)		(17,644.9)		(46.0)		263.0		(17,522.9)		(268.9)
Loans taken		4,890.0		—		—		—		4,890.0		75.0
Loans repaid by us		4,890.0		—		—		—		4,890.0		75.0
Amounts receivable in respect of loans and interest thereon		—		—		—		40.0		40.0		0.6
Amounts payable in respect of loans and interest thereon		560.0		—		—		48.0		608.0		9.3
Trade and other receivables		633.0		10,371.4		(0.7)		1,511.0		12,514.7		192.0
Accounts payable		1,496.0		2.5		1,848.8		3,357.0		6,704.3		102.9
Acceptances		—		—		—		2,201.6		2,201.6		33.8
Deposit given as security		—		—		—		30.0		30.0		0.5

Note: With the introduction of GST from July 1, 2017, the related party transactions reported do not include indirect tax component. The previous period figures to that extent are not comparable.

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2017:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Ltd, its subsidiaries and joint ventures		Total
	(In millions)
Purchase of products	Rs.	20,585.2	Rs.	213.0	Rs.	22,757.5	Rs.	668.4	Rs.	44,224.1
Sale of products		2,504.9		49,835.3		3,237.2		4,615.0		60,192.4
Services received		109.8		10,885.7		0.7		19,701.5		30,697.7
Services rendered		166.4		7,718.8		161.2		1,301.3		9,347.7
Acceptances		—		—		—		32,027.7		32,027.7
Purchase of property, plant and equipment		137.9		—		—		1.1		139.0
Interest (income)/expense, dividend (income)/paid, (net)		(111.0)		(5,943.6)		(121.2)		642.6		(5,533.2)
Amounts receivable in respect of loans and interest thereon		—		—		—		93.3		93.3
Amounts payable in respect of loans and interest thereon		560.0		—		—		1,055.5		1,615.5
Trade and other receivables		495.2		5,658.6		—		1,600.1		7,753.9
Accounts payable		397.6		226.3		1,239.6		4,711.1		6,574.6
Conversion of Optionally Convertible Preference shares in to equity shares		1,600.0		—		—		—		1,600.0
Loans given		—		—		—		303.0		303.0
Loans given, repaid		—		—		1,325.0		603.0		1,928.0
Loans taken		3,290.0		—		—		5,896.3		9,186.3
Loans repaid by us		3,000.0		—		—		6,269.5		9,269.5
Deposit given as security		—		—		—		30.0		30.0

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2016:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Ltd, its subsidiaries and joint ventures		Total
	(In millions)
Purchase of products	Rs.	17,687.4	Rs.	—	Rs.	27,814.5	Rs.	674.0	Rs.	46,175.9
Sale of products		2,123.8		31,051.5		5,971.2		7,566.8		46,713.3
Services received		96.4		8,427.0		1.2		18,503.6		27,028.2
Services rendered		218.5		6,263.5		79.7		1,123.1		7,684.8
Acceptances		—		—		—		29,018.0		29,018.0
Sale of Investments		—		—		—		71.5		71.5
Purchase of property, plant and equipment		114.5		—		—		9.2		123.7
Interest (income)/expense, dividend (income)/paid, (net)		(119.8)		—		(143.3)		376.3		113.2
Amounts receivable in respect of loans and interest thereon		1,600.0		—		1,917.8		353.4		3,871.2
Amounts payable in respect of loans and interest thereon		270.0		—		—		1,061.7		1,331.7
Trade and other receivables		222.7		6,737.1		—		4,545.2		11,505.0
Accounts payable		585.1		148.1		1,680.4		1,626.0		4,039.6
Loans given		—		—		—		300.0		300.0
Loans given, repaid		—		—		—		950.0		950.0
Loans taken		1,860.0		—		—		4,693.2		6,553.2
Loans repaid by us		1,590.0		—		—		4,488.1		6,078.1
Proceeds from issue of shares		—		—		—		19,667.6		19,667.6
Deposits receivable		—		—		—		30.0		30.0

Summary of Compensation and Other Transactions with Key Management Personnel

Compensation of key management personnel:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Short-term benefits	US$	12.3	Rs.	798.4	Rs.	693.1	Rs.	557.8
Post-employment benefits*		0.3		17.6		184.7		112.0

*	Excludes provision for encashable leave and gratuity for certain key management personnel as a separate actuarial valuation is not available.

Other transactions with key management personnel:

	Year ended March 31,
	2018		2018	2017		2016
	(In millions)
Issue of shares pursuant to rights issue	US$	—	Rs. —	Rs. —		Rs. 0.8
Sale of products		—		8.1		11.0
Dividend paid		—	—	—	**	—

**	amount less than Rs. 50,000